Restricted Net Assets (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accumulated losses	$ (826,892)	$ (3,513,286)
PRC subsidiaries and VIEs in Renminbi [Member]
Restricted net assets	11,353,962	11,316,561
Accumulated losses	16,976,571	14,744,086
Consolidated net assets	$ 11,353,962	$ 11,316,561
Minimum [Member]
Percentage of statutory surplus reserve after tax net income	10.00%
Maximum [Member]
Percentage of statutory surplus reserve after tax net income	50.00%